UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  28-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

     Kevin Oram     New York, New York     February 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $293,397 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    34803   717745 SH       Sole                   640507        0    77238
ACTUATE CORP                   COM              00508B102    15833  2777658 SH       Sole                  2477253        0   300405
APPLIED MATLS INC              COM              038222105    21024  1496343 SH       Sole                  1336147        0   160196
COMFORT SYS USA INC            COM              199908104    22422  1702493 SH       Sole                  1518898        0   183595
CULP INC                       COM              230215105    11750  1134209 SH       Sole                  1009365        0   124844
EPICOR SOFTWARE CORP           COM              29426L108    20523  2031977 SH       Sole                  1813310        0   218667
ERESEARCHTECHNOLOGY INC        COM              29481V108     1849   251520 SH       Sole                   224327        0    27193
JDA SOFTWARE GROUP INC         COM              46612K108    53315  1904098 SH       Sole                  1698714        0   205384
KNOLL INC                      COM NEW          498904200    19396  1159374 SH       Sole                  1034245        0   125129
LAM RESEARCH CORP              COM              512807108    10667   206008 SH       Sole                   184003        0    22005
MONARCH CASINO & RESORT INC    COM              609027107     9469   757516 SH       Sole                   675590        0    81926
MTS SYS CORP                   COM              553777103    13404   357830 SH       Sole                   319252        0    38578
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    19099  1034066 SH       Sole                   922485        0   111581
THOR INDS INC                  COM              885160101    19724   580814 SH       Sole                   518177        0    62637
TYLER TECHNOLOGIES INC         COM              902252105    20119   969119 SH       Sole                   864812        0   104307